LEASES - Summary of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Right-of-Use Assets
Right of use asset, beginning balance			$ 1,818	$ 1,465
Additions				743
Amortization of right-of-use assets			(228)	(203)
Translation differences			25	(109)
Right of use asset, ending balance	$ 1,615	$ 1,896	1,615	1,896
Lease Liabilities
Lease liability, beginning balance			2,072	1,679
Additions				743
Interest expense	44	45	87	95
Payments			(286)	(260)
Translation differences			16	(135)
Lease liability, ending balance	$ 1,889	$ 2,122	$ 1,889	$ 2,122